INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current deferred income tax	$ 142	$ 137
Other long term assets	1,654	33
Net deferred tax asset	$ 1,796	$ 170